Registration Nos. 333-17217 and 811-07953

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 155	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 157	☒

(Check appropriate box or boxes)

EQ ADVISORS TRUST

(formerly 787 Trust)

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

William T. MacGregor, Esq.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Mark C. Amorosi , Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

Title of Securities Being Registered: Class IA, Class IB and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 13, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a) of Rule 485

if appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EQ ADVISORS TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A for EQ Advisors Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 13, 2021 the effectiveness of Post-Effective Amendment No. 153 (“PEA No. 153”), which was filed with the Commission via EDGAR Accession No. 0001193125-21-129273 on April 23, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 153 by means of this filing, Parts A, B and C of PEA No. 153 are incorporated herein by reference.

PART A—PROSPECTUS

The Master Prospectus for EQ/Long-Term Bond Portfolio is incorporated herein by reference to Part A of PEA No. 153.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the EQ/Long-Term Bond Portfolio is incorporated herein by reference to Part B of PEA No. 153.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 153.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 2nd day of July 2021.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	July 2, 2021

/s/ Christopher P. A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	July 2, 2021

/s/ Gary S. Schpero* Gary S. Schpero	Trustee and Chairman of the Board	July 2, 2021

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	July 2, 2021

/s/ Donald E. Foley* Donald E. Foley	Trustee	July 2, 2021

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	July 2, 2021

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	July 2, 2021

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	July 2, 2021

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	July 2, 2021

/s/ Michael Clement* Michael Clement	Trustee	July 2, 2021

/s/ Kathleen Stephansen* Kathleen Stephansen	Trustee	July 2, 2021

/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer (Chief Accounting Officer)	July 2, 2021

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)